Accrued Expenses (Details) (Brooklyn ImmunoTherapeutics, LLC) (10K) - Brooklyn Immunotherapeutics, LLC [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Compensation payable	$ 218,764	$ 540,513	$ 214,327
Deferred rent payable			6,169
Accrued general and administrative expenses	182,625	94,265	62,743
Accrued research and development expenses	149,258	695,551	1,380,440
Accrued interest	135,140	90,512	33,114
Loss on legal settlement		100,000
Total accrued expenses	$ 685,787	$ 1,520,841	$ 1,696,793